Shareholder Report, Average Annual Return (Details) 193218_Teucrium 2x Daily Corn ETF_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Teucrium 2x Daily Corn ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Teucrium 2x Daily Corn ETF NAV
Average Annual Return, Percent	(25.78%)	(19.75%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	13.88%